Capital Management	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Management

21. Capital Management
Our capital base is structured to exceed minimum regulatory and internal capital targets and maintain strong credit and financial strength ratings, while maintaining a capital efficient structure. We strive to achieve an optimal capital structure by balancing the use of debt and equity financing. Capital is managed both on a consolidated basis under the principles that consider all the risks associated with the business, as well as at the business group level under the principles appropriate to the jurisdiction in which each operates. We manage the capital for all of our international subsidiaries on a local statutory basis in a manner commensurate with their individual risk profiles.
The Board of Directors of SLF Inc. is responsible for the annual review and approval of the Company’s capital plan and capital risk policy. Management oversight of our capital programs and position is provided by the Company’s Executive Risk Committee, the membership of which includes senior management from the finance, actuarial, and risk management functions.

We engage in a capital planning process annually in which capital deployment options, fundraising, and dividend recommendations are presented to the Risk Committee of the Board of Directors. Capital reviews are regularly conducted which consider the potential impacts under various business, interest rate, and equity market scenarios. Relevant components of these capital reviews, including dividend recommendations, are presented to the Risk Committee on a quarterly basis. The Board of Directors is responsible for the approval of the dividend recommendations.

The capital risk policy is designed to ensure that adequate capital is maintained to provide the flexibility necessary to take advantage of growth opportunities, to support the risks associated with our businesses and to optimize return to our shareholders. This policy is also intended to provide an appropriate level of risk management over capital adequacy risk, which is defined as the risk that capital is not or will not be sufficient to withstand adverse economic conditions, to maintain financial strength or to allow us and our subsidiaries to support ongoing operations and to take advantage of opportunities for expansion. SLF Inc. manages its capital in a manner commensurate with its risk profile and control environment.
SLF Inc. is a non-operating insurance company and is subject to the LICAT guideline. As at December 31, 2021, SLF Inc.’s LICAT ratio exceeded the regulatory minimum target as set out by the Office of the Superintendent of Financial Institutions (“OSFI”).

Sun Life Assurance, SLF Inc.’s principal operating life insurance subsidiary in Canada, is also subject to the LICAT guideline. With a LICAT Ratio of 124% as at December 31, 2021, Sun Life Assurance's LICAT Ratio is above OSFI's Supervisory Target Total Ratio of 100% and minimum Total Ratio of 90%.
OSFI may intervene and assume control of a Canadian life insurance company if it deems the amount of available capital insufficient. Capital requirements may be adjusted by OSFI in the future, as experience develops or the risk profile of Canadian life insurers changes or to reflect other risks. Sun Life Assurance exceeded levels that would require regulatory or corrective action as at December 31, 2021 and December 31, 2020.

The Company’s regulated subsidiaries must comply with the capital adequacy requirements imposed in the jurisdictions in which they operate. In certain jurisdictions, the payment of dividends from our subsidiaries is subject to maintaining capital levels exceeding regulatory targets and/or receiving regulatory approval. We maintained capital levels above minimum local requirements as at December 31, 2021 and December 31, 2020.
In the U.S., Sun Life Assurance operates through a branch which is subject to U.S. regulatory supervision and it exceeded the levels under which regulatory action would be required as at December 31, 2021 and December 31, 2020. In the U.S., we use captive reinsurance arrangements to provide efficient financing of U.S. statutory reserve requirements in excess of those required under IFRS. Under two such arrangements, the funding of these reserve requirements is supported by a guarantee from SLF Inc.
Our capital base consists mainly of common shareholders’ equity, preferred shareholders’ equity, participating policyholders’ equity, non-controlling interests’ equity and certain other capital securities that qualify as regulatory capital. For regulatory reporting purposes under the LICAT framework, there were further adjustments, including goodwill, non-life investments, and others as was prescribed by OSFI, to the total capital figure presented in the table below:

As at December 31,	2021	2020
Subordinated debt(1)	$6,425	$4,781
Innovative capital instruments(2)	200	200
Equity:
Preferred shares and other equity instruments	2,239	2,257
Common shareholders’ equity(3)	24,075	22,212
Participating policyholders’ equity	1,700	1,368
Non-controlling interests’ equity	59	25
Total capital	$34,698	$30,843

(1)    Includes $2.0 billion of proceeds from the subordinated debt offerings completed in November 2021, of which $1.5 billion is subject to contractual terms requiring us to redeem the underlying securities, in full, if the closing of the DentaQuest acquisition does not occur. These amounts will not qualify as LICAT capital until the acquisition closes.
(2)    Innovative capital instruments are SLEECS issued by SLCT I (Note 13). SLCT I is not consolidated by us.
(3)    Common shareholders' equity is equal to Total shareholders' equity less Preferred shares and other equity instruments